Claims, Lawsuits And Other Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Claims, Lawsuits And Other Contingencies
Claims, Lawsuits and Other Contingencies
Litigation Matters
The Company and its subsidiaries are subject to a significant number of claims, lawsuits and proceedings in the ordinary course of business. Such claims and lawsuits consist principally of alleged errors and omissions in connection with the performance of professional services, including the placement of insurance, the provision of actuarial services for corporate and public sector clients, the provision of investment advice and investment management services to pension plans, the provision of advice relating to pension buy-out transactions and the provision of consulting services relating to the drafting and interpretation of trust deeds and other documentation governing pension plans. These claims may seek damages, including punitive and treble damages, in amounts that could be significant. In establishing liabilities for errors and omissions claims in accordance with FASB guidance on Contingencies - Loss Contingencies, the Company uses case level reviews by inside and outside counsel, and internal actuarial analysis by Oliver Wyman Group, a subsidiary of the Company, and other methods to estimate potential losses. A liability is established when a loss is both probable and reasonably estimable. The liability is reviewed quarterly and adjusted as developments warrant. In many cases, the Company has not recorded a liability, other than for legal fees to defend the claim, because we are unable, at the present time, to make a determination that a loss is both probable and reasonably estimable.
To the extent that expected losses exceed our deductible in any policy year, the Company also records an asset for the amount that we expect to recover under any available third-party insurance programs. The Company has varying levels of third-party insurance coverage, with policy limits and coverage terms varying significantly by policy year.
Governmental Inquiries and Enforcement Matters
Our activities are regulated under the laws of the United States and its various states, the European Union and its member states, and the other jurisdictions in which the Company operates.
Risk and Insurance Services Segment
In April 2017, the Financial Conduct Authority in the United Kingdom (the "FCA") commenced a civil competition investigation into the aviation insurance and reinsurance sector. In connection with that investigation, the FCA carried out an on-site inspection at the London office of Marsh Limited, our Marsh and Guy Carpenter operating subsidiary in the United Kingdom. The FCA indicated that it had reasonable grounds for suspecting that Marsh Limited and other participants in the market have been sharing competitively sensitive information within the aviation insurance and reinsurance broking sector.
In October 2017, the Company received a notice that the Directorate-General for Competition of the European Commission had commenced a civil investigation of a number of insurance brokers, including Marsh, regarding "the exchange of commercially sensitive information between competitors in relation to aviation and aerospace insurance and reinsurance broking products and services in the European Economic Area ("EEA"), as well as possible coordination between competitors." In light of the action taken by the European Commission, the FCA informed Marsh Limited at the same time that it has discontinued its investigation under U.K. competition law into the aviation insurance and reinsurance sector.
In July 2017, the Directorate-General for Competition of the European Commission together with the Irish Competition and Consumer Protection Commission conducted on-site inspections at the offices of Marsh and other industry participants in Dublin in connection with an investigation regarding the "possible participation in anticompetitive agreements and/or concerted practices contrary to [E.U. competition law] in the market for commercial motor insurance in the Republic of Ireland." In December 2017, we received a request from the Directorate-General for Competition of the European Commission seeking documents and information relating to its investigation.
We are cooperating with these investigations and are conducting our own reviews. As these investigations are at early stages, we are unable to predict their likely timing, outcome or ultimate impact.
There can be no assurance that the ultimate resolution of these or any related matters will not have a material adverse effect on our consolidated results of operations, financial condition or cash flows.
In November 2017, the FCA announced the terms of reference for a market study concerning the wholesale insurance broker sector in the United Kingdom, which affects Marsh and Guy Carpenter. The FCA is conducting the study to assess “how effective competition is working in the wholesale insurance broker sector” and "how brokers influence competition in the underwriting sector." The FCA is expected to publish its interim report in the fall of 2018, with a final report expected in 2019.
Consulting Segment
In June 2017, the FCA issued a final report in connection with a market study of the U.K. asset management industry, which includes asset managers and investment consultants, including Mercer. Following the report, in September 2017, the FCA announced its decision to refer the investment consulting and fiduciary management markets to the U.K. Competition & Markets Authority (the "CMA") for a market investigation. The CMA expects to conclude its investigation of the investment consulting and fiduciary management markets by March 2019.
In the ordinary course of business, the Company is also subject to other investigations, market studies, subpoenas, lawsuits and other regulatory actions undertaken by governmental authorities.
Other Contingencies-Guarantees
In connection with its acquisition of U.K.-based Sedgwick Group in 1998, the Company acquired several insurance underwriting businesses that were already in run-off, including River Thames Insurance Company Limited ("River Thames"), which the Company sold in 2001. Sedgwick guaranteed payment of claims on certain policies underwritten through the Institute of London Underwriters (the "ILU") by River Thames. The policies covered by this guarantee were reinsured up to £40 million by a related party of River Thames. Payment of claims under the reinsurance agreement is collateralized by segregated assets held in a trust. As of December 31, 2017, the reinsurance coverage exceeded the best estimate of the projected liability of the policies covered by the guarantee. To the extent River Thames or the reinsurer is unable to meet its obligations under those policies, a claimant may seek to recover from the Company under the guarantee.
From 1980 to 1983, the Company owned indirectly the English & American Insurance Company ("E&A"), which was a member of the ILU. The ILU required the Company to guarantee a portion of E&A's obligations. After E&A became insolvent in 1993, the ILU agreed to discharge the guarantee in exchange for the Company's agreement to post an evergreen letter of credit that is available to pay claims by policyholders on certain E&A policies issued through the ILU and incepting between July 3, 1980 and October 6, 1983. Certain claims have been paid under the letter of credit and the Company anticipates that additional claimants may seek to recover against the letter of credit.

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The pending proceedings described above and other matters not explicitly described in this Note 14 on Claims, Lawsuits and Other Contingencies may expose the Company or its subsidiaries to liability for significant monetary damages, fines, penalties or other forms of relief. Where a loss is both probable and reasonably estimable, the Company establishes liabilities in accordance with FASB guidance on Contingencies - Loss Contingencies. Except as described above, the Company is not able at this time to provide a reasonable estimate of the range of possible loss attributable to these matters or the impact they may have on the Company's consolidated results of operations, financial position or cash flows. This is primarily because these matters are still developing and involve complex issues subject to inherent uncertainty. Adverse determinations in one or more of these matters could have a material impact on the Company's consolidated results of operations, financial condition or cash flows in a future period.